Segment Information (Financial Information of Segments) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Segment Reporting Information [Line Items]
Revenues	¥ 2,280,329	¥ 2,434,864	¥ 2,862,771
Interest expense	99,138	93,337	76,815
Depreciation and amortization	304,204	295,589	279,923
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	24,425	22,525	17,265
Write-downs of long-lived assets	3,043	2,418	5,525
Increase (Decrease) in policy liabilities and policy account balances	70,120	10,109	(53,512)
Segment profits	306,724	327,039	321,589
Segment assets	13,067,528	12,174,917	11,425,982
Investment in affiliates	821,662	842,760
Operating Segment
Segment Reporting Information [Line Items]
Revenues	2,292,360	2,447,272	2,873,343
Finance revenues	277,650	242,636	227,685
Interest expense	89,517	83,297	71,778
Depreciation and amortization	295,818	288,412	270,662
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	24,425	22,383	17,356
Write-downs of long-lived assets	3,043	2,418	5,525
Increase (Decrease) in policy liabilities and policy account balances	70,120	10,109	(53,512)
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	141,883	66,288	99,314
Segment profits	417,727	401,395	429,078
Segment assets	10,905,998	9,997,698	9,098,918
Long-lived assets	2,004,346	1,802,087	1,842,124
Expenditures for long-lived assets	547,823	621,173	578,929
Investment in affiliates	821,600	842,660	591,227
Operating Segment | Corporate Financial Services
Segment Reporting Information [Line Items]
Revenues	97,007	95,212	115,837
Finance revenues	28,522	28,829	30,737
Interest expense	3,563	4,067	5,019
Depreciation and amortization	10,938	11,096	10,404
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	1,119	1,106	1,072
Write-downs of long-lived assets	0	0	32
Increase (Decrease) in policy liabilities and policy account balances	0	0	0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	659	(416)	2,681
Segment profits	14,611	25,482	49,275
Segment assets	948,268	959,725	991,818
Long-lived assets	92,434	39,856	41,252
Expenditures for long-lived assets	2,109	2,781	3,764
Investment in affiliates	18,328	16,276	16,845
Operating Segment | Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues	336,438	288,211	275,933
Finance revenues	30,820	14,352	14,247
Interest expense	2,837	3,026	3,242
Depreciation and amortization	144,836	139,897	131,829
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	349	336	192
Write-downs of long-lived assets	11	712	29
Increase (Decrease) in policy liabilities and policy account balances	0	0	0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	(14)	1,329	102
Segment profits	33,724	38,841	40,162
Segment assets	889,615	873,775	847,190
Long-lived assets	529,757	500,435	482,563
Expenditures for long-lived assets	190,093	195,443	170,727
Investment in affiliates	19	33	1,996
Operating Segment | Real Estate
Segment Reporting Information [Line Items]
Revenues	466,639	529,064	489,752
Finance revenues	3,249	2,065	2,072
Interest expense	1,557	2,249	2,285
Depreciation and amortization	15,487	17,299	18,218
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	14	23	(8)
Write-downs of long-lived assets	303	1,553	4,187
Increase (Decrease) in policy liabilities and policy account balances	0	0	0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	28,743	16,845	35,461
Segment profits	76,857	89,247	74,395
Segment assets	749,694	720,221	801,969
Long-lived assets	470,888	424,833	509,450
Expenditures for long-lived assets	68,608	73,321	69,693
Investment in affiliates	91,835	107,072	100,219
Operating Segment | Investment and Operation
Segment Reporting Information [Line Items]
Revenues	451,197	615,151	1,083,505
Finance revenues	7,618	9,063	9,274
Interest expense	9,061	7,054	5,670
Depreciation and amortization	25,301	21,223	18,460
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	(30)	(187)	(927)
Write-downs of long-lived assets	2,106	43	27
Increase (Decrease) in policy liabilities and policy account balances	0	0	0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	35,463	15,707	49,315
Segment profits	55,715	38,170	84,097
Segment assets	847,082	733,612	674,617
Long-lived assets	411,636	282,895	257,266
Expenditures for long-lived assets	33,787	40,818	47,841
Investment in affiliates	150,856	161,966	156,896
Operating Segment | Retail
Segment Reporting Information [Line Items]
Revenues	454,751	428,904	428,697
Finance revenues	81,089	76,693	72,929
Interest expense	4,489	4,080	4,026
Depreciation and amortization	27,848	25,774	21,642
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	11,971	11,541	11,244
Write-downs of long-lived assets	0	0	0
Increase (Decrease) in policy liabilities and policy account balances	70,120	10,109	(53,512)
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	3	(17)	6
Segment profits	80,387	84,211	74,527
Segment assets	4,183,894	3,571,437	3,174,505
Long-lived assets	28,911	29,406	43,878
Expenditures for long-lived assets	0	2	174
Investment in affiliates	400	631	702
Operating Segment | Overseas Business
Segment Reporting Information [Line Items]
Revenues	486,328	490,730	479,619
Finance revenues	126,352	111,634	98,426
Interest expense	68,010	62,821	51,536
Depreciation and amortization	71,408	73,123	70,109
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	11,002	9,564	5,783
Write-downs of long-lived assets	623	110	1,250
Increase (Decrease) in policy liabilities and policy account balances	0	0	0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	77,029	32,840	11,749
Segment profits	156,433	125,444	106,622
Segment assets	3,287,445	3,138,928	2,608,819
Long-lived assets	470,720	524,662	507,715
Expenditures for long-lived assets	253,226	308,808	286,730
Investment in affiliates	¥ 560,162	¥ 556,682	¥ 314,569